Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of Stock Option Valuation Assumptions

The Company measures the conversion feature using the Black Scholes option pricing model using the following assumptions:

Nine months ended September 30,
	2018	2017
Expected term	1 month - 1 year	1 month - 1 year
Exercise price	$0.0129-$0.0326	$0.0085-$0.0385
Expected volatility	119%-195%	189%-201%
Expected dividends	None	None
Risk-free interest rate	1.79% to 2.59%	1.03% to 1.31%
Forfeitures	None	None

Schedule of Changes in Liabilities with Significant Unobservable Inputs

The following table presents changes in the liabilities with significant unobservable inputs (level 3) for the nine months ended September 30, 2018:

Derivative
Liability
Balance December 31, 2017	$5,939,600

Issuance of convertible debt	1,459,645
Settlements by debt settlement	(1,312,833)
Change in estimated fair value	970,760

Balance September 30, 2018	$7,057,172

Schedule of Balance in Liabilities with Significant Unobservable Inputs

The following table presents balances in the liabilities with significant unobservable inputs (Level 3) at September 30, 2018:

	Fair Value Measurements Using
	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

As of September 30, 2018
Derivative liability	$-	$-	$7,057,172	$7,057,172
Total	$-	$-	$7,057,172	$7,057,172